PRIVATE PLACEMENTS (Details Narrative) - Private Placement [Member]	Oct. 18, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Private sale of private placement units	394,000
Ordinary share conversion basis	Each Unit consists of one share of ordinary shares and one right to receive two-tenths (2/10) of one Ordinary Share upon the consummation of the Company’s initial business combination one right (“Public Right”).